FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	December 31,
	2023	2022
Financial assets:

Marketable securities – Level 1	$-	$6,375

	$-	$6,375

Schedule of Company's Financial Liabilities
Balance on December 31, 2023:
	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,785	$-	$-	$-	$-	$-	$1,785
Employees and payroll accruals	2,537	-	-	-	-	-	2,537
Other payables	1,019	-	-	-	-	-	1,019
Leases liability	921	211	103	41	21	-	1,297
Liabilities in respect of government grants	388	676	778	1,123	1,566	1,315	5,846

	$6,650	$887	$881	$1,164	$1,587	$1,315	$12,484

Balance on December 31, 2022:

	Up to 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	Over 5 years	Total
Trade payables	$1,036	$-	$-	$-	$-	$-	$1, 036
Employees and payroll accruals	1,987	-	-	-	-	-	1,987
Other payables	1,617	-	-	-	-	-	1,617
Leases liability	943	819	131	70	41	21	2,025
Liabilities in respect of government grants	79	251	573	1,085	1,841	1,962	5,791

	$5,662	$1,070	$704	$1,155	$1,882	$1,983	$12,456

Schedule of Sensitivity Tests Relating to Changes in Market Factors
	December 31,
	2023	2022

Sensitivity test to changes in the NIS/USD exchange rate:

Gain (loss) from the change:
Decrease of 5% in the U.S. dollar relative to the NIS	$(377)	$(69)
Increase of 5% in the U.S. dollar relative to the NIS	$377	$69

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 5% in market price	$-	$319
Decrease of 5% in market price	$-	$(319)